Acquisition of ReGen Powertech Private Limited	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
Acquisition of ReGen Powertech Private Limited
52.
Acquisition of ReGen Powertech Private Limited

The Company through its subsidiary, ReNew Power Services Private Limited (ReNew Power Services) made the successful bid to acquire ReGen Powertech Private Limited (ReGen) and was declared the successful resolution applicant as per order of National Company Law Tribunal (NCLT) dated February 1, 2022. According to the approved resolution plan, ReNew Power Services as the successful resolution applicant, was required to transfer the first tranche of purchase consideration within 30 days, upon which the business would have been transferred to ReNew Power Services and the existing share capital of ReGen would have been extinguished with new shares being issued to ReNew Power Services. Accordingly, ReNew Power Services has paid an amount approximating to INR 716 out of the total consideration, that was supposed to be paid to the Committee of Creditors (CoC) and subsequently, a new board was formed with ReNew nominated directors, and the first meeting was convened on the same date for the issuance of new equity shares to ReNew Power Services.

However, few aggrieved parties challenged the NCLT order approving ReNew Power Services' resolution plan in National Company Law Appellate Tribunal (NCLAT), which through its order dated March 9, 2022, the NCLAT directed deferment of the further implementation of the resolution plan through common order dated August 31, 2023, NCLAT set aside the order of NCLT which had approved the Resolution Plan of Renew Power Services Limited. Appeal against the said order is pending before the Supreme Court of India, in which notice has been issued and the next date of hearing is awaited. Renew Power Services has filed an application before NCLT seeking refund of the payment made by it in compliance and execution of the Resolution Plan which had been approved by NCLT and subsequently set aside by NCLAT. The matter before NCLT for refund of payment is currently pending.

The business activities of ReGen are being currently handled by resolution professional appointed by CoC and ReNew Power Services neither have any control nor significant influence over the relevant activities of ReGen.

On the basis of above facts and considering that the Group does not have control over ReGen in accordance with the definition of control laid out in IFRS 10, the Group has not consolidated ReGen in these consolidated financial statements.